Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
UVA Unconstrained Medium-Term Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	UVA Unconstrained Medium-Term Fixed Income ETF
Class Name	UVA Unconstrained Medium-Term Fixed Income ETF
Trading Symbol	FFIU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the UVA Unconstrained Medium-Term Fixed Income ETF for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/FFIU
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UVA Unconstrained Medium-Term Fixed Income ETF	$26	0.50%¹
¹	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50% [1]
Net Assets	$ 51,944,991
Holdings Count | Holdings	130
Investment Company, Portfolio Turnover	5.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$51,944,991
Number of Holdings	130
Portfolio Turnover Rate	5.56%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Freddie Mac Pool, 5.00% 4/1/53	3.0%
Fannie Mae Pool, 5.50% 10/1/53	2.1%
Freddie Mac Pool, 5.00% 12/1/55	1.9%
Fannie Mae Pool, 5.50% 9/1/55	1.9%
United States Treasury Note, 4.00% 11/15/42	1.8%
United States Treasury Note, 2.25% 2/15/52	1.8%
Fannie Mae Pool, 5.00% 10/1/54	1.8%
eBay Inc, 4.00% 7/15/42	1.7%
Freddie Mac Pool, 5.00% 7/1/54	1.7%
Fannie Mae Pool, 5.00% 6/1/53	1.6%

[1]	Annualized.